Fair Value Measurements (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	$ (416)	$ (527)
Quoted prices in active markets for identical assets (Level 1)
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	0	0
Significant observable inputs (Level 2)
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	(416)	(527)
Significant unobservable inputs (Level 3)
Fair Value Option Quantitative Disclosures [Line Items]
Interest rate cap	$ 0	$ 0